Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net revenues	$ 149,828	$ 150,222	$ 142,131
Cost of revenues	(97,542)	(91,251)	(87,108)
Gross profit	52,286	58,971	55,023
Operating expenses:
Selling expenses	(30,845)	(30,566)	(29,297)
General and administrative expenses	(8,324)	(9,042)	(7,614)
Research and development expenses	(6,221)	(6,636)	(6,780)
Total operating expenses	(45,390)	(46,244)	(43,691)
Income from operations	6,896	12,727	11,332
Other income (expenses):
Other non-operating income, net	2,046	819	1,042
Government subsidy	901	505	1,150
Fair value loss on derivative instruments	(799)	(5,109)	(3,436)
Foreign exchange (loss) gain	(1,341)	212	(1,513)
Interest expense, net	(175)	(540)	(1,195)
Total other (expenses) income, net	632	(4,113)	(3,952)
Income before income tax expense	7,528	8,614	7,380
Income tax expense	(414)	(840)	(139)
Net income	7,114	7,774	7,241
Other comprehensive income
Foreign currency translation adjustment	88	274	1,468
Total comprehensive income	$ 7,202	$ 8,048	$ 8,709
Net income per share
Basic (in Dollars per share)	$ 0.13	$ 0.18	$ 0.17
Diluted (in Dollars per share)	$ 0.13	$ 0.18	$ 0.17
Weighted average shares
Basic (in Shares)	52,900,242	42,105,300	42,105,300
Diluted (in Shares)	52,900,242	42,105,300	42,105,300